SCHEDULE OF PRINCIPAL ASSUMPTIONS USED FOR THE PURPOSE OF ACTUARIAL VALUATION (Details) - DIH Holding US, Inc. [Member]	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Discount rate	2.10%	1.40%
Expected return on plan assets	3.50%	2.74%
Expected rate of salary increase	1.00%	1.00%